Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2020:

Name of related parties	Relationship with the Company
Tu Jingyi (“Mr. Tu”)	Controlling shareholder
Long Top Limited	Mr. Tu’s father is the majority shareholder
Guardforce TH Group Company Limited	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Bangkok Bank Public Company Limited	Minority shareholder
Shenzhen Junwei Investment Development Company Limited	Minority shareholder
Guardforce Aviation Security Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce 3 Limited	Mr. Tu’s father is the majority shareholder
Guardforce Group Limited	Controlled by Mr. Tu’s father
Guardforce AI Technology Limited	Holding Company
Guardforce AI Service Limited	Holding Company
Profit Raider Investment Limited	10% shareholder effective March 2020
Shenzhen Douguaer Investment Partnership	Ultimately controlled by Mr. Tu
Guardforce Holdings (HK) Limited	Controlled by Mr. Tu’s father
Guardforce Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	Controlled by Mr. Tu
Perfekt Technology & System Co., Ltd.	Mr. Tu’s father is the majority shareholder of its ultimate holding company

The principal related party balances and transactions as of and for the years ended December 31, 2020 and 2019 are as follows:

Amounts due from related parties:

		As of December 31,
		2020	2019
Guardforce Group Limited	(a)	$-	$11,966
Guardforce TH Group Company Limited	(a)	6,026	92,078
Guardforce AI Technology Limited	(a)	-	850
Guardforce AI Service Limited	(a)	-	850
Bangkok Bank Public Company Limited	(b)	443	-
Guardforce Limited	(c)	20,647	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(d)	346,152	-
		$373,268	$105,744

(a)	Amounts due from Guardforce Group Limited, Guardforce TH Group Company Limited, Guardforce AI Technology Limited and Guardforce AI Service Limited were business advances for operational purposes. In May 2020, the company wrote off approximately $80,000 of amount due from Guardforce TH Group Company Limited. The write off is recorded as a capital distribution.

(b)	Amounts due from Bangkok Bank Public Company Limited represents trade receivables for service provided by the Company.

(c)	Amounts due from Guardforce Limited represents primarily trade receivables for the sale of robots. The balance was fully settled in January 2021.

(d)	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $187,665 advance to suppliers for the purchase of robots and $158,487 commission receivable.

Long-term loan to related party:

	As of December 31,
	2020	2019
Long Top Limited	$-	$315,173

On April 27, 2018, the Company made a long term loan to Long Top Limited with an interest of 3%. The loan was due on December 31, 2019 and it was further extended to December 31, 2021. All interest and principal are due on the same date. On January 1, 2020, the Company wrote off the outstanding loan to Long Top Limited of approximately $300,000. The write off is recorded as a capital distribution.

Amounts due to related parties:

		As of December 31,
		2020	2019
Tu Jingyi	(b)	$88,047	$67,139
Shenzhen Junwei Investment Development Company Limited	(a)	225,085	224,766
Guardforce 3 Limited	(a)	-	5,751
Shenzhen Douguaer Investment Partnership	(a)	-	1,728
Guardforce Holdings (HK) Limited	(c)	156,782	-
Profit Raider Investment Limited	(b)	1,136,664	-
Guardforce Aviation Security Company Limited	(d)	1,224	-
Guardforce Security (Thailand) Company Limited	(d)	62,667	-
		$1,670,469	$299,384

(a)	Amounts due to Shenzhen Junwei Investment Development Company Limited, Guardforce 3 Limited and Shenzhen Douguaer Investment Partnership represent non-interest bearing advances from related parties. In May 2020, the amount due to Guardforce 3 Limited was forgiven.

(b)	Amounts due to Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.

(c)	Amounts due to Guardforce Holdings (HK) Limited comprised of $99,998 advances made and $56,784 accrued interests on the loans.

(d)	Amounts due to Guardforce Aviation Security Company Limited and Guardforce Security (Thailand) Company Limited represent accounts payable for services provided by related parties.

Short-term borrowings from related parties:

		As of December 31,
		2020	2019
Guardforce Holdings (HK) Limited	(a)	$-	$1,499,998
Tu Jingyi	(b)	-	1,437,303
		$-	$2,937,301

Long-term borrowings from related parties:

		As of December 31,
		2020	2019
Guardforce Holdings (HK) Limited	(a)	$4,140,500	$-
Tu Jingyi	(b)	1,437,303	-
Profit Raider Investment Limited	(c)	13,508,009	-
		$19,085,812	$-

(a)	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2020, the Company repaid $507,998 to partially settle the principal. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $19,840 and $123, respectively.

On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2020, interest expense on this loan was $34,187.

On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the year ended December 31, 2020, interest expense on this loan was $2,757.

(b)	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $35,933 and approximately $38,000, respectively.

(c)	As of December 31, 2019, the loan from Profit Raider Investment Limited (“Profit Raider”) was presented as short-term borrowings from a third party (Note 13). On March 11, 2020, the Company entered into a second supplemental agreement to the loan agreement with Profit Raider Investment Limited, to extend the due date of the loan to December 31, 2020. The outstanding principal amount due was $13,508,009 and the amount of interest accrued on the loan, calculated up to December 31, 2020 was $1,136,664.

On March 13, 2020, the Company’s Board of Directors approved the transfer of 5,000,000 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider Investments Limited (“Profit Raider”). As a result of this share transfer, Profit Raider is deemed an affiliate of the Company.

On December 31, 2020, the loan with Profit Raider was extended to December 31, 2022 with the same terms and conditions. For the year ended December 31, 2020 and 2019, interest expense was $579,039 and $293,827 (Note 13), respectively.

Related party transactions:

		For the years ended December 31,
	Nature	2020	2019
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$714,625	$415,604
Guardforce Aviation Security Company Limited	(b)	13,190	4,219
Perfekt Technology & System Co., Ltd.	(c)	35,842	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	1,584,873	-
Profit Raider Investment Limited	(e)	150,000	-
		$2,498,530	$419,823

Service/ Products delivered to related parties:
Bangkok Bank Public Company Limited	(f)	$9,726	$-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission	(g)	158,487	-
Guardforce Limited – Sales	(h)	205,589	-
		$373,802	$-

Nature of transactions:

(a)	Guardforce Security (Thailand) Co.,Ltd. provided security guard services to the Company;

(b)	Guardforce Aviation Security Co.,Ltd. provided escort services to the Company;

(c)	Perfekt Technology & System Co., Ltd. provided security equipment to the Company;

(d)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited;

(e)	The Company paid $150,000 outstanding accrued interest to Profit Raider Investment Limited;

(f)	The Company provided CIT service to Bangkok Bank Public Company Limited;

(g)	Shenzhen Intelligent Guardforce Robot Technology Co., Limited shall pay commission to the Company for the robots purchased.

(h)	The Company sold robots to Guardforce Limited.